U.S. Securities and Exchange Commission
                             Washington, D.C. 20549

                                  FORM N-23C3B

                        Notification of Repurchase Offer
                    Pursuant to Rule 23c-3 (17 CFR 270.23c-3)



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1.  Investment Company Act File Number                      Date of Notification

          811-05854                                           October 16, 1997
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2.  Exact name of investment company as specified in registration statement:

                      American Opportunity Income Fund Inc.
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3.  Address of principal executive office: (number, street, city, state, zip code)

 Piper Jaffray Tower, 222 South Ninth Street, Minneapolis, Minnesota 55402-3804
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4. Check one of the following:

A. [ ] The notification pertains to a periodic repurchase offer under paragraph (b) of rule 23c-3.

B. [X] The notification pertains to a discretionary repurchase offer under paragraph (c) of rule 23c-3.

C. [ ] The notification pertains to a periodic repurchase offer under paragraph (b) of rule 23c-3 and a discretionary repurchase offer under paragraph (c) of rule 23c-3.

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                                         By /s/ Paul A. Dow
                                            ------------------------------------
                                                          (Name)

                                            President
                                            ------------------------------------
                                                          (Title)

                      AMERICAN OPPORTUNITY INCOME FUND INC.
                               Piper Jaffray Tower
                             222 South Ninth Street
                        Minneapolis, Minnesota 55402-3804

                                October 16, 1997

Dear Shareholder:

         American Opportunity Income Fund Inc. (the "Fund") is offering to repurchase up to 25% of its outstanding shares at net asset value. The Fund's Board of Directors has concluded that such a repurchase offer would be in the best interests of Fund shareholders, and has authorized the offer as part of a settlement agreement reached in connection with class action litigation involving the Fund and seven other closed-end investment companies managed by Piper Capital Management Incorporated.

         A Notification describing the terms of the repurchase offer is attached. You may elect to submit all or a portion of your shares for repurchase. If you do not want to submit any of your shares, you may disregard the attached Notification.

         In the question and answer format below, we have addressed some questions you may have about the repurchase offer. Before submitting any of your shares for repurchase, please read the attached Notification and the other enclosed documents carefully.

WHEN IS THE DEADLINE FOR SUBMITTING SHARES?

         Your deadline to accept this offer is November 17, 1997, at 5:00 p.m., Central Time. All documents must be received by the transfer agent at that time.

HOW DO I SUBMIT SHARES IF THEY ARE REGISTERED IN "STREET NAME"?

         If your shares are registered in street name (in the name of a broker, dealer, commercial bank, trust company or other nominee), you should contact that firm to submit your shares for repurchase. You should notify your firm as soon as possible to allow for timely delivery of the required documents to the transfer agent. Your broker or other nominee may charge you a transaction fee for tendering your shares.

HOW DO I SUBMIT SHARES IF THEY ARE REGISTERED IN MY OWN NAME?

         If you have a physical certificate or your shares are registered by book-entry in your own name, you should complete the Letter of Transmittal contained in this mailing. You will need to submit the Letter of Transmittal, your physical certificate(s) and any other required documents to the transfer agent before the repurchase request deadline. WE RECOMMEND SENDING ALL DOCUMENTS, INCLUDING CERTIFICATES, BY REGISTERED MAIL, PROPERLY INSURED.

AT WHAT PRICE WILL MY SHARES BE REPURCHASED?

         Shares will be repurchased by the Fund at a price equal to their net asset value as of the close of regular trading on the New York Stock Exchange (the "Exchange") on December 1, 1997. This is two weeks after the November 17 deadline for accepting the repurchase offer. The net asset value of the Fund's shares may change during this two week period, and there can be no assurance that it will be as high on December 1 as it was on November 17.

         On October 9, 1997, the Fund's net asset value per share was $6.62 and its closing sale price on the Exchange was $6.1875. You may obtain the Fund's most recently calculated net asset value and current market price by calling
(800) 733-8481, Ext. 408.

DOES IT MATTER WHEN DURING THE OFFER PERIOD I SUBMIT MY SHARES?

         No, because the repurchase offer does not work on a first-come, first-served basis. However, keep in mind that all your documentation must be received by the transfer agent by 5:00 p.m., Central Time, on November 17, 1997. After the deadline, all requests will be looked at collectively. If shareholders collectively submit more than the 25% limit, repurchases generally will be made on a pro rata basis. If shareholders submit less than the 25% limit, all submitted shares will be repurchased.

WILL I BE CHARGED ANY FEES FOR MY SHARES THAT ARE REPURCHASED?

         The Fund will charge you a repurchase fee of $.02 for each repurchased share to offset the expenses of the offer. This fee will be retained by the Fund.

HOW LONG UNTIL I GET A CHECK FOR MY SUBMITTED SHARES?

         Checks will be mailed to shareholders on or about December 5, 1997.

         If you have any questions regarding the repurchase offer, please call Shareholder Communications Corporation at (800) 733-8481, Ext. 408.

                                         Sincerely,



                                         Paul A. Dow
                                         President
                                         American Opportunity Income Fund Inc.

                      AMERICAN OPPORTUNITY INCOME FUND INC.
                               Piper Jaffray Tower
                             222 South Ninth Street
                        Minneapolis, Minnesota 55402-3804

         NOTIFICATION OF OFFER TO REPURCHASE FOR CASH 25% OF ITS ISSUED
                    AND OUTSTANDING SHARES AT NET ASSET VALUE

THE REPURCHASE OFFER WILL EXPIRE ON NOVEMBER 17, 1997 AT 5:00 P.M., CENTRAL TIME
                      (THE "REPURCHASE REQUEST DEADLINE").


To the Holders of Shares of
American Opportunity Income Fund Inc.:

         American Opportunity Income Fund Inc. (the "Fund") is offering to purchase up to 25% (the "Repurchase Offer Amount") of its shares of common stock, par value $.01 per share (the "Shares") outstanding on the Repurchase Request Deadline. Shares will be purchased for cash at a price equal to their net asset value ("NAV") as of the close of the regular trading session of the New York Stock Exchange (the "Exchange") on December 1, 1997 (the "Repurchase Pricing Date"). This offer is being made upon the terms and conditions set forth below and in the related Letter of Transmittal, which together constitute the "Repurchase Offer."

         The Fund's NAV and closing sale price on October 9, 1997 were $6.62 and $6.1875 per Share, respectively. The Fund's Shares trade on the Exchange under the symbol "OIF." The Fund currently computes its NAV weekly on each Thursday as of the close of the regular trading session on the Exchange (normally 4:00 p.m., New York time) and will compute its NAV daily at such time on the five business days prior to the Repurchase Request Deadline. The Fund's current market price and most recently calculated NAV may be obtained by contacting Shareholder Communications Corporation (the "Information Agent") at (800) 733-8481, Ext. 408.

         Payment to tendering shareholders for the Shares repurchased will be made on or before December 5, 1997 (the "Repurchase Payment Deadline"). There is a risk that the Shares may fluctuate in NAV between the Repurchase Request Deadline and the Repurchase Pricing Date. Proceeds to tendering shareholders will be reduced by a fee of $.02 per share to offset expenses associated with the Repurchase Offer. This fee will be retained by the Fund.

                                    IMPORTANT

         If you desire to tender all or any portion of your Shares and those Shares are registered in the name of a broker, dealer, commercial bank, trust company or other nominee, you must contact that firm to effect a tender on your behalf. If you own your Shares directly, complete and sign the Letter of Transmittal and mail or deliver it, along with any Share certificate(s) and any other required documents, to the Fund's transfer agent, Investors Fiduciary Trust Company (the "Transfer Agent").

         NEITHER THE FUND NOR ITS BOARD OF DIRECTORS MAKES ANY RECOMMENDATION TO ANY SHAREHOLDER AS TO WHETHER TO TENDER OR REFRAIN FROM TENDERING SHARES. EACH SHAREHOLDER MUST MAKE HIS OR HER OWN DECISION WHETHER TO TENDER SHARES AND, IF HE OR SHE DECIDES TO DO SO, HOW MANY SHARES TO TENDER.

         NO PERSON HAS BEEN AUTHORIZED TO MAKE ANY RECOMMENDATION ON BEHALF OF THE FUND AS TO WHETHER SHAREHOLDERS SHOULD TENDER SHARES PURSUANT TO THE REPURCHASE OFFER. NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE REPURCHASE OFFER OTHER THAN THOSE CONTAINED HEREIN. IF GIVEN OR MADE, SUCH RECOMMENDATION AND SUCH INFORMATION AND REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND.

         Questions, requests for assistance and requests for additional copies of this Repurchase Offer, the Letter of Transmittal and the Notice of Guaranteed Delivery should be directed to the Information Agent at the mailing address or telephone number set forth at the end of this Repurchase Offer.

October 16, 1997

AMERICAN OPPORTUNITY INCOME FUND INC.

                            TERMS OF REPURCHASE OFFER

         1. PRICE; NUMBER OF SHARES. The Fund will, upon the terms and conditions set forth herein and in the Letter of Transmittal, purchase up to the Repurchase Offer Amount of its issued and outstanding Shares which are tendered and not withdrawn prior to the Repurchase Request Deadline. The repurchase price of the Shares will be their NAV as of the close of the regular trading session of the Exchange on the Repurchase Pricing Date. Proceeds to shareholders will be reduced by a fee of $.02 per Share, as explained in Section 5 hereof. The Fund reserves the right to suspend or postpone the Repurchase Offer only pursuant to the terms and conditions specified in Section 10 hereof.

         The Repurchase Offer is being made to all shareholders of the Fund and is not conditioned upon any minimum number of Shares being tendered. Neither the Fund nor its Board of Directors (the "Board") is making any recommendation to any shareholder whether to tender or refrain from tendering shares in the Repurchase Offer. The Fund and the Board urge each shareholder to read and evaluate this Notification and the accompanying materials carefully and make his or her own investment decision.

         Shareholders may tender all or any portion of their shares. If the number of Shares properly tendered and not withdrawn prior to the Repurchase Request Deadline is less than or equal to the Repurchase Offer Amount, the Fund will, upon the terms and subject to the conditions of the Repurchase Offer, purchase all Shares so tendered. If more Shares than the Repurchase Offer Amount are duly tendered and not withdrawn prior to the Repurchase Request Deadline, the Fund may, but is not obligated to, increase the number of Shares that the Fund is offering to repurchase by an additional amount not to exceed 2% of the Shares outstanding on the Repurchase Request Deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if Fund shareholders tender Shares in an amount exceeding the Repurchase Offer Amount plus 2% of the Shares outstanding on the Repurchase Request Deadline, the Fund will purchase the Shares tendered on a pro rata basis, rounded down to the nearest full share.

         2. EFFECT OF THE OFFER; SOURCE OF FUNDS. The moneys to be used by the Fund to purchase Shares pursuant to the Repurchase Offer will be obtained from cash and from the sale of securities in the Fund's investment portfolio.

         The Repurchase Offer may have certain adverse consequences for tendering and non-tendering shareholders:

         FLUCTUATION IN NAV BETWEEN THE REPURCHASE REQUEST DEADLINE AND THE REPURCHASE PRICING DATE. Shareholders must decide whether to tender their Shares prior to the Repurchase Request Deadline, but the NAV at which the Fund will repurchase Shares will not be calculated until the Repurchase Pricing Date. The NAV of the Shares may fluctuate between the Repurchase Request Deadline and the Repurchase Pricing Date, and there can be no assurance that the NAV of the Shares on the Repurchase Pricing Date will be as high as the NAV of the Shares on the Repurchase Request Deadline. Pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended, the Fund may use a Repurchase Pricing Date earlier than December 1, 1997 if, on or immediately following the Repurchase Request Deadline, it appears that the use of an earlier Repurchase Pricing Date is not likely to result in significant dilution of the NAV of either Shares that are tendered in the Repurchase Offer or Shares that are not so tendered.

         POSSIBLE PRORATION. Shareholders may tender all or any portion of their shares. However, if greater than 25% of the Fund's Shares are tendered pursuant to the Repurchase Offer, the Fund would be required to repurchase Shares tendered on a pro rata basis (except that, as described in Section 1, "Price; Number of Shares," the Fund may increase the number of Shares that it is offering to repurchase by up to 2% of the outstanding Shares.) Accordingly, shareholders cannot be assured that all of their tendered Shares will be repurchased.

         THE NAV MAY DECLINE AS A RESULT OF THE FUND'S SALES OF PORTFOLIO SECURITIES TO FINANCE THE REPURCHASE OFFER. The Fund will be required to sell portfolio securities to raise cash to finance the Repurchase Offer, which may cause the market prices of the Fund's portfolio securities, and hence the Fund's NAV, to decline. If such a decline occurs, the Fund cannot predict its magnitude or whether such a decline would be temporary or continue to or beyond the Repurchase Pricing Date. Because the price per Share to be paid in the Repurchase Offer will depend upon the NAV per Share as determined on the Repurchase Pricing Date, the consideration received by tendering shareholders would be reduced if the decline continued up to the Repurchase Pricing Date. In addition, the sale of portfolio securities will increase the Fund's transaction expenses, and the Fund may receive proceeds from the sale of portfolio securities that are less than their valuations by the Fund. Accordingly, because of the Repurchase Offer, the Fund's NAV per Share may decline more than it otherwise might, thereby reducing the amount of proceeds received by tendering shareholders and the net asset value per Share for non-tendering shareholders.

         TAX CONSEQUENCES OF REPURCHASES TO SHAREHOLDERS. The Fund's purchase of tendered Shares pursuant to the Repurchase Offer will have tax consequences for tendering shareholders and may have tax consequences for non-tendering shareholders. See Section 6, "Tax Consequences," below.

         HIGHER EXPENSE RATIO AND LESS INVESTMENT FLEXIBILITY. The reduced net assets of the Fund as a result of the Repurchase Offer may result in a higher expense ratio for the Fund, and possibly in less investment flexibility for the Fund, depending on the number of Shares repurchased.

         3. PROCEDURES FOR TENDERING SHARES.

         PROPER TENDER OF SHARES. Shareholders who desire to tender Shares registered in the name of a broker, dealer, commercial bank, trust company or other nominee should contact such firm to effect a tender on their behalf. Such shareholders should contact their broker or other nominee in sufficient time to ensure timely delivery of the necessary documents to the Transfer Agent. A broker or other nominee may charge a fee for processing the transaction on the tendering shareholder's behalf.

         Shareholders who desire to tender shares registered in their name must either:

                  (a) mail or deliver the following documents such that they are received by the Transfer Agent before the Repurchase Request Deadline:
         (i) a properly completed and duly executed Letter of Transmittal with any required signature guarantees set forth below; (ii) certificates for such Shares (or confirmation of receipt pursuant to the procedures for book-entry transfer set forth below); and (iii) any other documents required by the Letter of Transmittal; or

                  (b) comply with the guaranteed delivery requirements set forth below.

         In either case, payment for Shares tendered and accepted for payment pursuant to the Repurchase Offer will be made only after timely receipt by the Transfer Agent of certificates for such Shares (or of timely confirmation of a book-entry transfer of such Shares into the Transfer Agent's account at the Depository Trust Company, as set forth below), a properly completed and duly executed Letter of Transmittal, and any other documents required by the Letter of Transmittal.

         THE METHOD OF DELIVERY OF ALL DOCUMENTS, INCLUDING SHARE CERTIFICATES, THE LETTER OF TRANSMITTAL AND ANY OTHER REQUIRED DOCUMENTS, IS AT THE ELECTION AND RISK OF THE TENDERING SHAREHOLDER. IF DELIVERY IS BY MAIL, REGISTERED MAIL WITH RETURN RECEIPT REQUESTED, PROPERLY INSURED, IS RECOMMENDED.

         SIGNATURE GUARANTEES AND METHOD OF DELIVERY. Except as otherwise provided below, signatures on the Letter of Transmittal must be guaranteed by a brokerage firm or financial institution that is a member of a securities approved medallion program, such as Securities Transfer Agents Medallion Program, Stock Exchanges Medallion Program or New York Stock Exchange, Inc. Medallion Signature

Program (each such member being referred to as an "Eligible Institution"), unless the Shares tendered hereby are (a) tendered by the registered holder(s) of such Shares who has not provided "Special Delivery Instructions" or "Special Payment Instructions" (as detailed in the Letter of Transmittal), (b) tendered for the account of an Eligible Institution, or (c) issued pursuant to the Fund's Dividend Reinvestment Plan ("DRP") and are the only Shares being tendered. See Instruction 5 of the Letter of Transmittal.

         If the Share certificates are registered in the name of a person other than the signer of the Letter of Transmittal, or if payment is to be made to, or Share certificates for unpurchased Shares are to be issued or returned to, a person other than the registered holder, then the tendered certificates must be endorsed or accompanied by appropriate stock powers, signed exactly as the name or names of the registered holder or holders appear on the certificates, with the signatures on the certificates or stock powers guaranteed by an Eligible Institution. See Instruction 5 of the Letter of Transmittal.

         BOOK-ENTRY DELIVERY. The Transfer Agent has an established account with the Depository Trust Company ("DTC"). Any financial institution that is a participant in DTC's system may make book-entry delivery of the Shares by causing DTC to transfer such Shares into the Transfer Agent's account in accordance with DTC's procedure for such transfer. Even though delivery of Shares may be effected through book-entry transfer into the Transfer Agent's account at DTC, if such Shares are registered in the shareholder's name, a properly completed and duly executed Letter of Transmittal, with any required signature guarantees and other required documents, must be transmitted to and received by the Transfer Agent at its address as set forth at the end of this Repurchase Offer prior to the Repurchase Request Deadline, or the guaranteed delivery procedure set forth below must be followed. Delivery of the Letter of Transmittal and any other required documents to DTC does not constitute delivery to the Transfer Agent.

         GUARANTEED DELIVERY. If a shareholder desires to tender Shares pursuant to the Repurchase Offer and such shareholder's certificates are not immediately available (or the procedures for book-entry delivery cannot be completed on a timely basis) or time will not permit all required documents to reach the Transfer Agent before the Repurchase Request Deadline, such Shares may nevertheless be tendered provided that all of the following conditions are satisfied:

                  (a) such tender is made by or through an Eligible Institution;

                  (b) the Transfer Agent has received (either by hand, mail or overnight courier), on or prior to the Repurchase Request Deadline, a properly completed and duly executed Notice of Guaranteed Delivery substantially in the form the Fund has provided with this Repurchase Offer; and

                  (c) the certificates for all tendered Shares in proper form for transfer (or confirmation of book-entry transfer of such Shares into the Transfer Agent's account at DTC), together with a properly completed and duly executed Letter of Transmittal and any other documents required by the Letter of Transmittal, are received by the Transfer Agent within five New York Stock Exchange trading days after the date the Transfer Agent receives such Notice of Guaranteed Delivery.

         This procedure is not intended for shareholders whose Share certificates have been lost or destroyed. Those shareholders should note the fact that their certificates have been lost or destroyed in the box captioned "Description of Shares Tendered" on the Letter of Transmittal.

         DIVIDEND REINVESTMENT PLAN. The Transfer Agent holds Shares in uncertificated form for registered shareholders participating in the Fund's DRP. Shareholders who are participants in the DRP desiring to tender DRP Shares pursuant to the Repurchase Offer should so indicate in the Letter of Transmittal and should also indicate whether all or a partial amount of DRP shares are being tendered. The properly completed and duly executed Letter of Transmittal with any required signature guarantees and any other documents required by the Letter of Transmittal should then be mailed or delivered such that they are received by the Transfer Agent prior to the Repurchase Request Deadline.

         If a participant authorizes the tender of all of his or her DRP Shares, all such Shares beneficially owned by such participant in the DRP as of the Repurchase Request Deadline, including fractional Shares, will be tendered. Fractional Shares will not, however, be accepted for payment pursuant to the Repurchase Offer unless a participant elects to tender all of his or her DRP Shares. If a participant's DRP Shares are purchased pursuant to the Repurchase Offer, the number of DRP Shares in the participant's DRP account will be reduced by the number of such participant's DRP Shares so purchased. Any DRP Shares tendered but not purchased will be returned to the participant's DRP account.

         DETERMINATION OF VALIDITY. All questions as to the validity, form, eligibility (including time of receipt) and acceptance of tenders will be determined by the Fund, in its sole discretion, whose determination shall be final and binding. The Fund reserves the absolute right to reject any or all tenders determined by it not to be in appropriate form or the acceptance of or payment for which would, in the opinion of counsel for the Fund, be unlawful. The Fund also reserves the absolute right to waive any of the conditions of the Repurchase Offer or any defect in any tender with respect to any particular Shares or any particular shareholder, and the Fund's interpretations of the terms and conditions of the Repurchase Offer will be final and binding. Unless waived, any defects or irregularities in connection with tenders must be cured within such times as the Fund shall determine. Tenders will not be deemed to have been made until the defects or irregularities have been cured or waived.

         NONE OF THE FUND, PIPER CAPITAL MANAGEMENT INCORPORATED (THE FUND'S INVESTMENT ADVISER AND ADMINISTRATOR), THE TRANSFER AGENT, THE INFORMATION AGENT OR ANY OTHER PERSON SHALL BE OBLIGATED TO GIVE NOTICE OF ANY DEFECTS OR IRREGULARITIES IN TENDERS, AND NONE SHALL INCUR ANY LIABILITY FOR FAILURE TO GIVE SUCH NOTICE.

         TENDER CONSTITUTES AN AGREEMENT. A tender of Shares made pursuant to any one of the procedures set forth above will constitute an agreement between the tendering shareholder and the Fund in accordance with the terms and subject to the conditions of the Repurchase Offer.

         4. WITHDRAWAL RIGHTS. Shareholders may modify the number of Shares being tendered or withdraw Shares tendered at any time up to the Repurchase Request Deadline. Thereafter, tenders made pursuant to the Repurchase Offer will be irrevocable.

         Shareholders whose accounts are maintained through a broker, dealer, commercial bank, trust company or other nominee should notify such nominee in sufficient time to ensure timely withdrawal or modification of their tender. Shareholders whose Shares are registered in their name must submit written notice of such modification or withdrawal to the Transfer Agent, which must receive such written notice by 5:00 p.m., Central Time, on the Repurchase Request Deadline.

         To be effective, a notice of withdrawal must be timely received by the Transfer Agent at the address set forth at the end of this Repurchase Offer. Any notice of withdrawal must specify the name of the person having tendered the Shares to be withdrawn, the number of Shares to be withdrawn and the name of the registered holder if different from that of the person who tendered such Shares. If the certificates representing such Shares have been delivered or otherwise identified to the Transfer Agent, the tendering shareholder must also submit the certificate numbers shown on the particular certificates evidencing such Shares and the signature on the notice of withdrawal must be guaranteed by an Eligible Institution, except in the case of Shares tendered by an Eligible Institution. If Shares have been tendered pursuant to the procedures for book entry transfer as set forth in Section 3, the notice of withdrawal must specify the name and number of the account at DTC to be credited with the withdrawn Shares. All questions as to the form and validity (including time of receipt) of notices of withdrawal will be determined by the Fund in its sole discretion, whose determination shall be final and binding. Shares properly withdrawn shall not thereafter be deemed to be tendered for purposes of the Repurchase Offer. However, withdrawn Shares may be retendered by following the procedures described in Section 3 prior to the Repurchase Request Deadline. Such procedures should also be followed by shareholders wishing to increase the number of Shares being tendered.

         5. REPURCHASE FEE. The Fund will impose a repurchase fee of $.02 per share to offset expenses associated with the Repurchase Offer. This fee will be retained by the Fund.

         6. TAX CONSEQUENCES. The following discussion is a general summary of the federal income tax consequences of a tender of Shares pursuant to the Repurchase Offer. YOU SHOULD CONSULT YOUR OWN TAX ADVISER REGARDING THE SPECIFIC TAX CONSEQUENCES, INCLUDING STATE AND LOCAL TAX CONSEQUENCES, OF SUCH A TENDER BY YOU.

         A tender of Shares pursuant to the Repurchase Offer and subsequent repurchase by the Fund will be a taxable transaction for federal income tax purposes. In general, the transaction will be treated as a sale or exchange of the Shares under Section 302 of the Internal Revenue Code of 1986, as amended (the "Code"), if the repurchase (a) completely terminates the shareholder's interest in the Fund, (b) is a distribution that is "substantially disproportionate" with respect to the shareholder, or (c) is treated as a distribution that is "not essentially equivalent to a dividend." A complete termination of a shareholder's interest generally requires that the shareholder dispose of all Shares directly owned or attributed to him or her under Section 318 of the Code. A "substantially disproportionate" distribution generally requires a reduction of more than 20% in the shareholder's proportionate interest in the Fund after all Shares are tendered. A distribution "not essentially equivalent to a dividend" requires that there be a "meaningful reduction" in the shareholder's interest, which should be the case if the shareholder has a minimal interest in the Fund, exercises no control over Fund affairs, and suffers a reduction in his or her proportionate interest.

         The Fund intends to take the position that tendering shareholders will qualify for sale or exchange treatment. If the transaction is treated as a sale or exchange for tax purposes, any gain or loss recognized will be treated as a capital gain or loss by shareholders who hold their Shares as a capital asset. For shareholders who are individuals, estates or trusts, the gain or loss will be long-term if the shareholder has held the shares for more than 18 months and mid-term if the shareholder has held the shares for more than one year but not more than 18 months. For corporate shareholders, the gain or loss will be long-term if the shares were held more than one year.

         If the transaction is not treated as a sale or exchange, the amount received upon a sale of Shares may consist in whole or in part of ordinary dividend income, a return of capital or capital gain, depending on the Fund's earnings and profits for its taxable year and the shareholder's tax basis in the Shares.

         In addition, if any amounts received by tendering shareholders are treated as dividends, non-tendering shareholders may be treated as receiving a constructive dividend under Section 305 of the Code to the extent their proportionate interest in the Fund has been increased as a result of the tender. However, non-tendering shareholders will not be treated as receiving a constructive dividend if the payments made to tendering shareholders are considered, under applicable Internal Revenue Service ("IRS") regulations, to be "incident to an isolated redemption of stock (for example, pursuant to a tender offer)." The facts that the Fund has not previously redeemed any of its stock pursuant to a tender offer and that the current tender offer is being carried out pursuant to the terms of a settlement agreement reached in connection with class action litigation involving the Fund should reinforce the characterization of the present purchase by the Fund of its shares as an "isolated redemption."

         The Fund or its agent will be required to withhold 31% of gross proceeds paid to a shareholder or other payee pursuant to the Repurchase Offer if (a) the Fund has not been provided with the shareholder's taxpayer identification number (which, for an individual, is usually the social security number) and certification under penalties of perjury
(i) that such number is correct, and (ii) that the shareholder is not subject to withholding as a result of failure to report all interest and dividend income; or (b) the IRS or a broker notifies the Fund that the number provided is incorrect or withholding is applicable for other reasons. Backup withholding does not apply to certain payments that are exempt from information reporting or are made to exempt payees, such as corporations. Foreign shareholders are required to provide the Fund with a completed IRS Form W-8 to avoid 31% withholding on payments received on a sale or exchange.

         7. TRANSFER TAXES. The Fund will pay all taxes, if any, payable on the transfer to it of Shares purchased pursuant to the Repurchase Offer. If, however, payment of the purchase price is to be made to or (in the circumstances permitted by the Repurchase Offer) if unpurchased Shares are to be registered in the name of a person other than the registered holder, or if any tendered Shares are registered in any name other than that of the person(s) signing the Letter of Transmittal, the amount of transfer taxes (whether imposed on the registered holder or such other person) payable on account of the transfer to such person will be deducted from the purchase price unless satisfactory evidence of the payment of such taxes, or exemption therefrom, is submitted.

         8. CERTAIN FEES AND EXPENSES. The Fund will not pay to any broker or dealer, commercial bank, trust company or other person any solicitation fee for any Shares purchased pursuant to the Repurchase Offer. The Fund will reimburse such persons for customary handling and mailing expenses incurred in forwarding the Repurchase Offer. No such broker, dealer, commercial bank or trust company has been authorized to act as the agent of the Fund, the Transfer Agent or the Information Agent for purposes of the Repurchase Offer.

         The Fund has retained Investors Fiduciary Trust Company to act as Transfer Agent and Shareholder Communications Corporation to act as Information Agent. The Transfer Agent and the Information Agent will each receive reasonable and customary compensation for their services and will also be reimbursed for certain out-of-pocket expenses and indemnified against certain liabilities.

         9. NAV, MARKET PRICE AND VOLUME OF TRADING. The Shares currently trade on the New York Stock Exchange. The following table sets forth the high and low NAVs of the Shares, and the high and low sales prices of the Shares on the Exchange, for each fiscal quarter during the two years ended July 31, 1997.

                                                               NAV                 Market Price*
                                                       -------------------     ---------------------
                                                        High          Low        High          Low
                                                        ----          ---        ----          ---
August 1, 1995 to October 31, 1995.................    $ 6.65       $ 6.55     $ 6.125       $ 5.625
November 1, 1995 to January 31, 1996...............    $ 6.70       $ 6.61     $ 6.375       $ 5.750
February 1, 1996 to April 30, 1996.................    $ 6.69       $ 6.41     $ 5.875       $ 5.375
May 1, 1996 to July 31, 1996.......................    $ 6.42       $ 6.29     $ 5.750       $ 5.250
August 1, 1996 to October 31, 1996.................    $ 6.53       $ 6.28     $ 5.875       $ 5.625
November 1, 1996 to January 31, 1997...............    $ 6.58       $ 6.44     $ 6.000       $ 5.750
February 1, 1997 to April 30, 1997.................    $ 6.52       $ 6.32     $ 6.000       $ 5.750
May 1, 1997 to July 31, 1997.......................    $ 6.69       $ 6.41     $ 6.188       $ 5.750


--------------------
*   As reported on the New York Stock Exchange.

The NAV per Share computed as of the close of business on October 9, 1997 was $6.62. The high, low and closing prices of the Shares as reported on the Exchange on such date were $6.1875, $6.1875 and $6.1875, respectively.

         10. SUSPENSIONS AND POSTPONEMENTS OF REPURCHASE OFFER. The Fund will not suspend or postpone the Repurchase Offer except by vote of a majority of the Board of Directors (including a majority of disinterested Directors) and only:

                  (a) if the repurchases would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Code;

                  (b) if the repurchases would cause the Shares to be neither listed on any national securities exchange nor quoted on any inter-dealer quotation system of a national securities association;

                  (c) for any period during which the Exchange or any other market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted;

                  (d) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine its NAV; or

                  (e) for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund.

         If the Repurchase Offer is suspended or postponed, the Fund will provide notice thereof to shareholders. If the Fund renews the Repurchase Offer, it will send a new Notification to all shareholders.

                                ----------------

         The Letter of Transmittal and certificates for Shares and any other required documents should be sent by each shareholder of the Fund or his or her broker, dealer, commercial bank, trust company or other nominee to the Transfer Agent at the address set forth below:

                               THE TRANSFER AGENT:

                        INVESTORS FIDUCIARY TRUST COMPANY
                            Telephone: (800) 543-1627

                                                    BY OVERNIGHT COURIER, BY CERTIFIED
           BY REGULAR MAIL:                           OR REGISTERED MAIL, OR BY HAND:
   Investors Fiduciary Trust Company                 Investors Fiduciary Trust Company
Attn: Piper Closed-End Funds (STS Group)          Attn: Piper Closed-End Funds (STS Group)
           P.O. Box 419432                             1004 Baltimore, Sixth Floor
   Kansas City, Missouri 64141-6432                  Kansas City, Missouri 64105-1802


         Questions and requests for further assistance or for additional copies of this Notification, the Letter of Transmittal and the Notice of Guaranteed Delivery may be directed to the Information Agent at its telephone number and location listed below. Shareholders may also contact their broker, dealer, commercial bank or trust company or other nominee for assistance concerning the Repurchase Offer.

                             THE INFORMATION AGENT:

                     SHAREHOLDER COMMUNICATIONS CORPORATION
                                 17 State Street
                            New York, New York 10004
                       Telephone: (800) 733-8481, Ext. 408

                              LETTER OF TRANSMITTAL
               TO ACCOMPANY SHARES OF COMMON STOCK, $.01 PAR VALUE
                                       OF
                      AMERICAN OPPORTUNITY INCOME FUND INC.
        TENDERED PURSUANT TO THE REPURCHASE OFFER DATED OCTOBER 16, 1997


                  THE REPURCHASE REQUEST DEADLINE IS 5:00 P.M.,
                       CENTRAL TIME, ON NOVEMBER 17, 1997


                               The Transfer Agent:

                        INVESTORS FIDUCIARY TRUST COMPANY
                            Telephone: (800) 543-1627

                                                    BY OVERNIGHT COURIER,BY CERTIFIED
           BY REGULAR MAIL:                          OR REGISTERED MAIL, OR BY HAND:
   Investors Fiduciary Trust Company                Investors Fiduciary Trust Company
Attn: Piper Closed-End Funds (STS Group)         Attn: Piper Closed-End Funds (STS Group)
           P.O. Box 419432                            1004 Baltimore, Sixth Floor
   Kansas City, Missouri 64141-6432                 Kansas City, Missouri 64105-1802


     DELIVERY OF THIS LETTER OF TRANSMITTAL TO AN ADDRESS OTHER THAN AS SET FORTH ABOVE WILL NOT CONSTITUTE A VALID DELIVERY. THE INSTRUCTIONS ACCOMPANYING THIS LETTER OF TRANSMITTAL SHOULD BE READ CAREFULLY BEFORE THIS LETTER OF TRANSMITTAL IS COMPLETED.

     This Letter of Transmittal is to be used (a) by shareholders tendering certificated Shares, (b) by shareholders tendering uncertificated Shares held by the Fund's Transfer Agent pursuant to the Fund's dividend reinvestment plan, or
(c) by shareholders tendering by book-entry transfer Shares which are registered in the shareholder's name. A SHAREHOLDER WHO HOLDS SHARES THROUGH A BROKER, DEALER, COMMERCIAL BANK, TRUST COMPANY OR OTHER NOMINEE MUST INSTRUCT SUCH BROKER OR OTHER NOMINEE TO EFFECT THE TENDER ON HIS OR HER BEHALF.

     A properly completed and duly executed Letter of Transmittal, any certificates representing Shares tendered, and any other documents required by this Letter of Transmittal should be mailed or delivered to the Transfer Agent at the appropriate address set forth above (facsimile transmissions will not be accepted) and must be received by the Transfer Agent prior to 5:00 p.m., Central Time, on November 17, 1997, unless the tendering party has satisfied the conditions for guaranteed delivery described in Section 3 of the Notification of Offer to Repurchase. Delivery of documents to a book-entry transfer facility, such as The Depository Trust Company ("DTC"), does not constitute delivery to the Transfer Agent.


DESCRIPTION OF SHARES TENDERED -- TO BE COMPLETED BY ALL TENDERING SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
     Name(s) and Address(es) of Registered Holder(s)
  (Please fill in exactly as name(s) appear(s) on Share                               CERTIFICATED SHARES
Certificate(s) or, in the case of book-entry shares, on security        (Attach additional signed schedule, if necessary)
                    position listing)
----------------------------------------------------------------    --------------------------------------------------------
NAME:                                                                                     Total Number
                                                                         Share              of Shares            Number of
                                                                      Certificate         Represented by          Shares
                                                                       Number(s)       Share Certificate(s)      Tendered*


ADDRESS:





[ ] Check here if you would like to credit to a book-entry account any certificated Shares accompanying this Letter of Transmittal
which either are not tendered or are not accepted for payment.        Total Shares
                                                                    --------------------------------------------------------
[ ] Check here if your stock certificate(s) has been lost or                              BOOK-ENTRY SHARES
destroyed.  See Instruction 2.                                                   Number of Shares Tendered __________


* If you desire to tender fewer than all Shares evidenced by a certificate listed above, please indicate in this column the number of Shares you wish to tender. THE NUMBER OF SHARES TENDERED MUST BE A WHOLE SHARE AMOUNT; NO FRACTIONAL SHARES WILL
BE ACCEPTED FOR TENDER. See Instruction 4.
----------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------
                     DIVIDEND REINVESTMENT PLAN SHARES -- TO BE COMPLETED BY ALL TENDERING SHAREHOLDERS
                                                    (SEE INSTRUCTION 8)
----------------------------------------------------------------------------------------------------------------------------
     THE UNDERSIGNED ALSO IS TENDERING UNCERTIFICATED SHARES THAT MAY BE HELD IN THE NAMES OF THE REGISTERED OWNER(S) BY
THE FUND'S TRANSFER AGENT PURSUANT TO THE FUND'S DIVIDEND REINVESTMENT PLAN ("DRP"):

[ ]  YES   [ ]  NO

     IF THE ANSWER TO THE PRECEDING QUESTION WAS "YES," INDICATE WHETHER YOU ARE TENDERING ALL OR A PARTIAL AMOUNT OF SUCH
DRP SHARES:

[ ]  ALL   [ ]  PARTIAL TENDER (INDICATE NUMBER OF SHARES TENDERED, WHOLE SHARE AMOUNTS ONLY:                    )
                                                                                             --------------------
----------------------------------------------------------------------------------------------------------------------------

[ ]  CHECK HERE IF SHARES ARE BEING DELIVERED BY BOOK-ENTRY TRANSFER MADE TO AN ACCOUNT MAINTAINED BY THE TRANSFER AGENT
     WITH DTC AND COMPLETE THE FOLLOWING:

Name of Tendering Institution:
                              ----------------------------------------------------------------------------------------------

DTC Participant Number:
                       -----------------------------------------------------------------------------------------------------

[ ]  CHECK HERE IF SHARES ARE BEING DELIVERED PURSUANT TO A NOTICE OF GUARANTEED DELIVERY PREVIOUSLY SENT TO TRANSFER AGENT
     WITH DTC AND COMPLETE THE FOLLOWING:

Name(s) of Registered Holder(s):
                                --------------------------------------------------------------------------------------------

Date of Execution of Notice of Guaranteed Delivery:
                                                   -------------------------------------------------------------------------

Name of Eligible Institution which Guaranteed Delivery:
                                                       ---------------------------------------------------------------------

DTC Participant Number (if delivered by book-entry transfer):
                                                             ---------------------------------------------------------------

                    NOTE: SIGNATURE(S) MUST BE PROVIDED BELOW

Ladies and Gentlemen:

     The person(s) signing this Letter of Transmittal (the "Signor") hereby tenders to American Opportunity Income Fund Inc. (the "Fund"), a diversified, closed-end management investment company organized as a Minnesota corporation, the above-described shares of Common Stock, par value $.01 per share (the "Shares"), of the Fund, at a price (the "Purchase Price") equal to the net asset value per Share ("NAV") determined as of the close of the regular trading session of the New York Stock Exchange on the Repurchase Pricing Date (as defined in the Notification of Offer to Repurchase) in cash, upon the terms and subject to the conditions set forth in the Notification of Offer to Repurchase dated October 16, 1997, receipt of which is hereby acknowledged, and in this Letter of Transmittal (which Notification of Offer to Repurchase and Letter of Transmittal together constitute the "Offer").

     Subject to, and effective upon, acceptance for payment of, or payment for, Shares tendered herewith in accordance with the terms and subject to the conditions of the Offer, the Signor hereby sells, assigns and transfers to, or upon the order of, the Fund all right, title and interest in and to all of the Shares that are being tendered hereby that are purchased pursuant to the Order and hereby irrevocably constitutes and appoints Investors Fiduciary Trust Company (the "Transfer Agent") as attorney-in-fact of the Signor with respect to such Shares, with full power of substitution (such power of attorney being deemed to be an irrevocable power coupled with an interest), to (a) present certificate(s) for such Shares, if any, for cancellation and transfer on the Fund's books, and (b) receive all benefits and otherwise exercise all rights of beneficial ownership of such Shares, subject to the next paragraph, all in accordance with the terms and subject to the conditions set forth in the Offer.

     The Signor hereby represents and warrants that (a) the Signor has full power and authority to validly tender, sell, assign and transfer the Shares tendered hereby; (b) when and to the extent the Fund accepts the Shares for purchase, the Fund will acquire good, marketable and unencumbered title thereto, free and clear of all security interests, liens, restrictions, charges, encumbrances, conditional sales agreements or other obligations relating to their sale or transfer, and not subject to any adverse claim; (c) on request, the Signor will execute and deliver any additional documents that the Transfer Agent or the Fund deems necessary or desirable to complete the assignment, transfer and purchase of the Shares tendered hereby; and (d) the Signor has read and agrees to all of the terms and conditions of the Offer.

     The name(s) and address(es) of the registered owner(s) should be printed as on the registration of the Shares. If the Shares tendered hereby are in certificate form, the certificate(s) representing such Shares must be returned together with this Letter of Transmittal.

     The Signor recognizes that, under certain circumstances set forth in the Notification of Offer to Repurchase, the Fund may not be required to purchase any of the Shares tendered hereby or may accept for purchase, pro rata with Shares tendered by other shareholders, fewer than all of the Shares tendered hereby. In either event, the Signor understands that the certificate(s) for the Shares not purchased, if any, will be returned to the Signor at the registered address above unless otherwise indicated under the Special Delivery instructions below. The Signor recognizes that the Fund has no obligation, pursuant to the Special Payment Instructions, to transfer any Shares from the name of the registered owner thereof if the Fund purchases none of such Shares.

     The Signor understands that acceptance of Shares by the Fund for payment will constitute a binding agreement between the Signor and the Fund upon the terms and subject to the conditions of the Offer.

     The check for the Purchase Price of the tendered Shares purchased will be issued to the order of the Signor and mailed to the address indicated below, unless otherwise indicated below in the box titled "Special Payment Instructions" or the box titled "Special Delivery Instructions." The Fund will not pay interest on the Purchase Price under any circumstances.

     All authority herein conferred or agreed to be conferred shall survive the death or incapacity of the Signor, and all obligations of the Signor hereunder shall be binding upon the heirs, personal representatives, successors and assigns of the Signor. Except as stated in the Offer, this tender is irrevocable.

     Unless otherwise indicated herein under "Special Payment Instructions," the Fund will issue the check for the Purchase Price and/or return any Share certificates not tendered or not accepted for payment in the name(s) of the registered holder(s) appearing under "Description of Shares Tendered." Similarly, unless otherwise indicated under

"Special Delivery Instructions," the Fund will mail the check for the Purchase Price for any Shares purchased and/or return any Share certificates not tendered or not accepted for payment (and accompanying documents, as appropriate) to the address(es) of the registered holder(s) appearing under "Description of Shares Tendered." In the event both the Special Payment Instructions and the Special Delivery Instructions are completed, the Fund will issue the check for the Purchase Price and/or return any Share certificates not tendered or not accepted for payment in the name of, and deliver such check and/or return Share certificates to, the person(s) so indicated. The undersigned recognizes that the Fund has no obligation pursuant to the Special Payment Instructions to transfer any Shares from the name of the registered holder thereof if the Fund does not accept for payment any of the Shares tendered hereby.

-----------------------------------------------------       -------------------------------------------------------
          SPECIAL PAYMENT INSTRUCTIONS                                  SPECIAL DELIVERY INSTRUCTIONS
        (SEE INSTRUCTIONS 1, 5, 6 AND 7)                                (SEE INSTRUCTIONS 1, 5, 6 AND 7)

   To be completed ONLY if Share certificates not              To be completed ONLY if Share certificates not ten-
tendered or not accepted for payment and/or the check       dered or not accepted for payment and/or the check for
for the purchase price of Shares accepted for payment       the purchase price of Shares accepted for payment are
are to be issued in the name of someone other than the      to be sent to someone other than the undersigned or to
undersigned.                                                the undersigned at an address other than that shown
                                                            above.

Issue:  [ ] Check     [ ]  Certificate(s) to:
                                                            Mail:  [ ] Check      [ ] Certificate(s) to:

Name(s):
        ---------------------------------------------
                                                            Name(s):
                                                                    -----------------------------------------------
-----------------------------------------------------
                 (Please Type or Print)
                                                                    -----------------------------------------------
                                                                                 (Please Type or Print)

Address:
        ---------------------------------------------
                                                            Address:
                                                                    -----------------------------------------------
-----------------------------------------------------
                  (Include Zip Code)
                                                            -------------------------------------------------------
                                                                                (Include Zip Code)

-----------------------------------------------------
   (Taxpayer Identification or Social Security No.)
           (See Substitute Form W-9 below)
-----------------------------------------------------       -------------------------------------------------------

                                   IMPORTANT:
         ALL TENDERING SHAREHOLDERS MUST COMPLETE AND SIGN THIS SECTION
             AND THE SUBSTITUTE FORM W-9 (WHICH APPEARS ON THE LAST
                       PAGE OF THIS LETTER OF TRANSMITTAL)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        (Signature(s) of Shareholder(s))

Dated:  ______________________________, 19_____

(Must be signed by the registered holder(s) exactly as the name(s) appear(s) on the Share certificate or on a security position listing or by person(s) authorized to become registered holder(s) of certificates and documents transmitted herewith. If signature is by trustees, executors, administrators, guardians, attorneys-in-fact, agents, officers or corporations or others acting in a fiduciary or representative capacity, please provide the following information. See Instruction 5.)

Name(s):
        ------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             (Please Type or Print)

Capacity (Full Title):
                      ----------------------------------------------------------
                               (See Instruction 5)

Address:
        ------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               (Include Zip Code)

Area Codes and Telephone Numbers:
                                 -----------------------------------------------
                                         Home                Business

Taxpayer Identification or Social Security No.:
                                               ---------------------------------


                           GUARANTEE OF SIGNATURE(S):
         PLACE MEDALLION GUARANTEE OR SIGNATURE GUARANTEE IN SPACE BELOW (MUST BE GUARANTEED BY AN ELIGIBLE INSTITUTION. SEE INSTRUCTIONS 1 AND 5.)

                                  INSTRUCTIONS

        FORMING PART OF THE TERMS AND CONDITIONS OF THE REPURCHASE OFFER

     1. GUARANTEE OF SIGNATURES. Except as otherwise provided below, signatures on this Letter of Transmittal must be guaranteed by a brokerage firm or a financial institution that is a member of a securities approved medallion program, such as Securities Transfer Agents Medallion Program, Stock Exchanges Medallion Program or New York Stock Exchange, Inc. Medallion Signature Program (each such member being referred to as an "Eligible Institution"), unless the Shares tendered hereby are (a) tendered by the registered holder(s) of such Shares who has not provided "Special Delivery Instructions" or "Special Payment Instructions" in this Letter of Transmittal, or (b) issued pursuant to the Fund's Dividend Reinvestment Plan ("DRP") and are the only Shares being tendered. See Instruction 5. If the Shares certificates are registered in the name of a person other than the signer of this Letter of Transmittal, then the tendered certificates must be endorsed or accompanied by appropriate stock powers, signed exactly as the name or names of the registered holder or holders appears on the certificates, with the signatures on the certificates or stock powers guaranteed by an Eligible Institution as provided herein. See Instruction 5.

     2. DELIVERY OF LETTER OF TRANSMITTAL AND CERTIFICATES. This Letter of Transmittal is to be used (a) if Share certificates are to be forwarded herewith, (b) if uncertificated Shares held by the Fund's Transfer Agent pursuant to the DRP are to be tendered, or (c) if tenders are to be made by book-entry transfer to the account maintained by the Transfer Agent pursuant to the procedure set forth in Section 3 of the Notification of Offer to Repurchase.

     The method of delivery of Share certificates, this Letter of Transmittal and all other required documents, including delivery through DTC, is at the option and sole risk of the tendering shareholder, and the delivery will be deemed made only when actually received by the Transfer Agent. If delivery is by mail, registered mail with return receipt requested, properly insured, is recommended. In all cases, sufficient time should be allowed to ensure timely delivery. Shareholders have the responsibility to cause their Shares (in proper certificated or uncertificated form), this Letter of Transmittal and any required signature guarantees and any other documents required by this Letter of Transmittal to be timely delivered in accordance with the Offer.

     The Fund will not accept any alternative, conditional or contingent tenders. All tendering shareholders, brokers, dealers, commercial banks, trust companies and other nominees, by execution of this Letter of Transmittal, waive any right to receive any notice of the acceptance of their tender.

     If your stock certificate(s) has been either lost or destroyed, please check the appropriate box in the section "Description of Shares Tendered" on the front of this Letter of Transmittal and the appropriate forms for replacement will be sent to you. You will then be instructed as to the steps you must take to receive your check and/or certificate(s) for unpurchased Shares.

     3. INADEQUATE SPACE. If the space provided in any of the above boxes is inadequate, the necessary information should be listed on a separate signed schedule and attached hereto.

     4. PARTIAL TENDERS (NOT APPLICABLE TO BOOK-ENTRY SHAREHOLDERS). If fewer than all the Shares represented by any Share certificates delivered to the Transfer Agent are to be tendered, fill in the number of Shares which are to be tendered in the box entitled "Number of Shares Tendered," as appropriate. This must be a whole Share amount; no fractional shares will be accepted for partial tender. A new Share certificate for the untendered Shares will be sent, without expense, to the person(s) signing this Letter of Transmittal as soon as practicable after the Repurchase Request Deadline. All Shares represented by certificate(s) delivered to the Transfer Agent will be deemed to have been tendered unless otherwise indicated.

     5. SIGNATURES ON LETTER OF TRANSMITTAL, AUTHORIZATIONS AND ENDORSEMENTS. If this Letter of Transmittal is signed by the registered holder(s) of the Shares tendered hereby, the signature(s) must correspond with the name(s) as written on the face of the certificate(s) without alteration, enlargement or any change whatsoever.

     If any of the Shares tendered hereby are owned of record by two or more joint owners, all such owners must sign this Letter of Transmittal.

     If any of the tendered Shares are registered in different names on several certificates, it will be necessary to complete, sign and submit as many separate Letters of Transmittal as there are different registrations of certificates.

     If this Letter of Transmittal or any certificates or stock powers are signed by a trustee, executor, administrator, guardian, attorney-in-fact, officer of a corporation or other person acting in a fiduciary or representative capacity, such person should so indicate when signing, and proper evidence satisfactory to the Fund of such person's authority so to act must be submitted.

     If this Letter of Transmittal is signed by the registered holder(s) of the Shares listed and transmitted hereby, no endorsements of certificates or separate stock powers are required unless payment is to be made, or Share certificates not tendered or not purchased are to be issued or returned, to a person other than the registered holder(s). Signatures on such certificates or stock powers must be guaranteed by an Eligible Institution.

     If this Letter of Transmittal is signed by a person or persons other than the registered holder(s) of the Shares evidenced by the certificate(s) listed and transmitted hereby, the certificate(s) must be endorsed or accompanied by appropriate stock powers, in either case signed exactly as the name(s) of the registered holder(s) appear on the certificate(s). Signatures on such certificate(s) or stock powers must be guaranteed by an Eligible Institution, unless the signature is that of an Eligible Institution.

     6. TRANSFER TAXES. The Fund will pay any transfer taxes payable on the transfer to it of Shares purchased pursuant to the Offer. If, however, (a) payment of the Purchase Price is to be made to, or (in the circumstances permitted by the Offer) unpurchased Shares are to be registered in the name(s) of any person(s) other than the registered owner(s), or (b) if any tendered certificate(s) are registered, or the Shares tendered are otherwise held, in the name(s) of any person(s) other than the registered owner, the amount of any transfer taxes (whether imposed on the registered owner(s) or such other person(s)) payable on account of the transfer to such person(s) will be deducted from the Purchase Price unless satisfactory evidence of the payment of such taxes, or exemption therefrom, is submitted.

     7. SPECIAL PAYMENT AND DELIVERY INSTRUCTIONS. If certificate(s) for unpurchased Shares and/or check(s) are to be issued in the name of a person other than the registered owner(s) or if such certificate(s) and/or check(s) are to be sent to someone other than the registered owner(s) or the registered owner(s) at a different address, the captioned boxes "Special Payment Instructions" and/or "Special Delivery Instructions" on this Letter of Transmittal must be completed.

     8. TENDER OF DRP SHARES. Shareholders who are participants in the Fund's DRP and who wish to tender DRP Shares pursuant to the Offer should so indicate by (a) marking "Yes" in the section of this Letter of Transmittal captioned "Dividend Reinvestment Plan," and (b) indicate whether they are tendering all or a partial amount of their DRP shares. Partial tenders must be for whole Share amounts; fractional shares will not be accepted for tender.

     9. IRREGULARITIES. All questions as to the validity, form, eligibility (including time of receipt) and acceptance of tenders will be determined by the Fund, in its sole discretion, which determination shall be final and binding. The Fund reserves the absolute right to reject any or all tenders determined not to be in appropriate form or to refuse to accept for payment, purchase or pay for any Shares if, in the opinion of the Fund's counsel, accepting, purchasing or paying for such Shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of the Offer or any defect in any tender, whether generally or with respect to any particular Share(s) or shareholder(s). The Fund's interpretations of the terms and conditions of the Offer (including these instructions) shall be final and binding. Unless waived, any defects or irregularities in connection with tenders must be cured within such times as the Fund shall determine. Tenders will not be deemed to have been made until the defects or irregularities have been cured or waived.

     NEITHER THE FUND, PIPER CAPITAL MANAGEMENT INCORPORATED (THE FUND'S INVESTMENT ADVISER AND ADMINISTRATOR), THE TRANSFER AGENT, THE INFORMATION AGENT NOR ANY OTHER PERSON IS OR WILL BE OBLIGATED TO GIVE ANY NOTICE OF DEFECTS IN TENDERS, NOR SHALL ANY OF THEM INCUR ANY LIABILITY FOR FAILURE TO GIVE ANY SUCH NOTICE.

     10. QUESTIONS AND REQUESTS FOR ASSISTANCE AND ADDITIONAL COPIES. Questions and requests for assistance may be directed to the Transfer Agent at the mailing address or telephone number provided above. Requests for additional copies of the Notification of Offer to Repurchase and this Letter of Transmittal may also be directed to the Transfer Agent. Shareholders who do not own Shares directly may also obtain such information and copies from the broker, dealer, commercial bank, trust company or other nominee. SHAREHOLDERS WHO DO NOT OWN SHARES DIRECTLY ARE REQUIRED TO TENDER THEIR SHARES THROUGH THEIR BROKER, DEALER, COMMERCIAL BANK, TRUST COMPANY OR OTHER NOMINEE AND SHOULD NOT SUBMIT THIS LETTER OF TRANSMITTAL TO THE TRANSFER AGENT.

     11. BACKUP WITHHOLDING TAX. Each tendering shareholder, unless an exemption applies, must notify the Transfer Agent of such shareholder's correct taxpayer identification number ("TIN") (or certify that such taxpayer is awaiting a TIN) and provide certain other information by completing Substitute Form W-9 provided under "Important Tax Information" below. Failure to provide the information on the form or to check the box in Part 2 of the form may subject the tendering shareholder to 31% federal income tax backup withholding on the payments made to the shareholder (or other payee) with respect to Shares purchased pursuant to the Offer. The box in Part 2 of the form may be checked if the tendering shareholder has not been issued a TIN and has applied for a TIN or intends to apply for a TIN in the near future. If the box in Part 2 is checked, 31% of all payments due to the shareholder will be withheld until the Transfer Agent is provided with a TIN. If the Transfer Agent is not provided with a TIN within sixty (60) days, such retained amounts will be remitted to the Internal Revenue Service as backup withholding.

     IMPORTANT: THIS LETTER OF TRANSMITTAL, PROPERLY COMPLETED AND DULY EXECUTED, TOGETHER WITH ANY REQUIRED SIGNATURE GUARANTEES, SHARES (IN PROPER CERTIFICATED OR UNCERTIFICATED FORM), AND ALL OTHER REQUIRED DOCUMENTS MUST BE RECEIVED BY THE TRANSFER AGENT, OR A PROPERLY COMPLETED AND DULY EXECUTED NOTICE OF GUARANTEED DELIVERY MUST BE RECEIVED BY THE TRANSFER AGENT, ON OR PRIOR TO THE REPURCHASE REQUEST DEADLINE.

                            IMPORTANT TAX INFORMATION

     THE FEDERAL INCOME TAX DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL INFORMATION ONLY. IT MAY NOT BE APPLICABLE TO FOREIGN SHAREHOLDERS. ALL SHAREHOLDERS ARE URGED TO CONSULT THEIR OWN TAX ADVISERS AS TO THE SPECIFIC TAX CONSEQUENCES TO THEM OF THE OFFER.

SUBSTITUTE FORM W-9

     Under federal income tax laws, the Transfer Agent may be required to withhold 31% of the amount of any payment made to certain shareholders pursuant to the Offer. In order to avoid such backup withholding, each tendering shareholder must provide the Transfer Agent with such holder's correct TIN by completing the Substitute Form W-9 set forth below. In general, if a shareholder is an individual, the TIN is the Social Security Number of such individual. If the Transfer Agent is not provided with the correct TIN, the holder may be subject to a penalty imposed by the Internal Revenue Service. Certain shareholders (including, among others, all corporations) are not subject to these backup withholding and reporting requirements. (In order for a foreign individual to qualify as an exempt recipient, that shareholder must submit a statement signed under penalty of perjury attesting as to that status. Forms for such statement can be obtained from the Transfer Agent.)

CONSEQUENCES OF FAILURE TO FILE SUBSTITUTE FORM W-9

     Failure to complete Substitute Form W-9 will not, by itself, cause the Shares to be deemed invalidly tendered but may require the Transfer Agent to withhold 31% of the amount of any payments made pursuant to the Offer. Backup withholding is not an additional federal income tax. Rather, the federal income tax liability of a person subject to backup withholding will be reduced by the amount of tax withheld. If withholding results in an overpayment of taxes, the shareholder may claim a refund from the Internal Revenue Service.

                 PAYER'S NAME: INVESTORS FIDUCIARY TRUST COMPANY
--------------------------------------------------------------------------------------------------------------

SUBSTITUTE                       PART 1--PLEASE PROVIDE YOUR TIN (SOCIAL               PART 2--
FORM W-9                         SECURITY NUMBER) AND CERTIFY BY SIGNING AND
                                 DATING BELOW

Department of the Treasury                                                             Awaiting TIN       [ ]
Internal Revenue Service                                                               Please see below.
                                 -------------------------------------

                                 CERTIFICATION--UNDER PENALTIES OF PERJURY, I CERTIFY THAT: (1) THE
                                 INFORMATION PROVIDED ON THIS FORM IS TRUE, CORRECT AND COMPLETE AND (2) I AM
                                 NOT SUBJECT TO BACKUP WITHHOLDING EITHER BECAUSE I HAVE NOT BEEN NOTIFIED BY
                                 THE INTERNAL REVENUE SERVICE (THE "IRS") THAT I AM SUBJECT TO BACK
                                 WITHHOLDING AS A RESULT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS OR
                                 THE IRS HAS NOTIFIED ME THAT I AM NO LONGER SUBJECT TO BACKUP WITHHOLDING.
                                 (YOU MUST CROSS OUT ITEM (2) ABOVE IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT
                                 YOU ARE SUBJECT TO BACKUP WITHHOLDING BECAUSE OF UNDERREPORTING INTEREST OR
                                 DIVIDENDS ON YOUR RETURN. HOWEVER, IF AFTER BEING NOTIFIED BY THE IRS THAT
                                 YOU WERE SUBJECT TO BACKUP WITHHOLDING YOU RECEIVED ANOTHER NOTIFICATION FROM
                                 THE IRS THAT YOU ARE NO LONGER SUBJECT TO BACKUP WITHHOLDING, DO NOT CROSS
                                 OUT ITEM (2)).

                                 Name:
                                      --------------------------------------------------------------------
                                                                 (Please Print)

                                 Address:
                                         -----------------------------------------------------------------

                                 -------------------------------------------------------------------------
                                                               (Include Zip Code)

                                   Signature:                                        Date:
                                             ---------------------------------------      ----------------
--------------------------------------------------------------------------------------------------------------

NOTE:   FAILURE TO COMPLETE AND RETURN THIS FORM MAY RESULT IN BACKUP WITHHOLDING OF 31% OF ANY
        PAYMENTS MADE TO YOU PURSUANT TO THE OFFER.


YOU MUST COMPLETE THE FOLLOWING CERTIFICATE IF YOU CHECKED THE BOX IN PART 2 OF
SUBSTITUTE FORM W-9.

--------------------------------------------------------------------------------------------------------------
                            CERTIFICATE OF AWAITING TAXPAYER IDENTIFICATION NUMBER

     I certify under penalties of perjury that a taxpayer identification number has not been issued to me, and either (a) I have mailed or delivered an application to receive a taxpayer identification number to the appropriate Internal Revenue Service Center or Social Security Administration Office or (b) I intend to mail or deliver an application in the near future. I understand that if I do not provide a taxpayer identification number to the payer, 31% of all reportable payments due to me pursuant to the Offer will be withheld until I provide a Tax Identification Number to the payer and that, if I do not provide my Taxpayer Identification
Number within 60 days, such retained amounts shall be remitted to the IRS as backup withholding.

Signature:                                                                Date:
          ------------------------------------------------------------          ------------------------------
--------------------------------------------------------------------------------------------------------------

                          NOTICE OF GUARANTEED DELIVERY
                             REGARDING THE OFFER BY

                      AMERICAN OPPORTUNITY INCOME FUND INC.

                  TO REPURCHASE FOR CASH 25% OF ITS ISSUED AND
                 OUTSTANDING SHARES AT NET ASSET VALUE PER SHARE

         This form must be used to accept the Offer (as defined below) if a shareholder's certificates for Shares are not immediately available or if time will not permit the Letter of Transmittal and other required documents to reach the Transfer Agent on or before the Repurchase Request Deadline. Terms used in this form that are not otherwise defined herein shall have the meanings specified in the Notification of Offer to Repurchase dated October 16, 1997. This form may be delivered by hand, overnight courier or mail to the Transfer Agent at the address set forth below. Facsimile transmittal is not an acceptable form of delivery. Tenders using this form may be made only by or through a brokerage firm or a financial institution that is a member of a securities approved medallion program, such as Securities Transfer Agents Medallion Program, Stock Exchanges Medallion Program or New York Stock Exchange, Inc. Medallion Signature Program.

                               THE TRANSFER AGENT:

                        INVESTORS FIDUCIARY TRUST COMPANY
                            Telephone: (800) 543-1627

                                                   BY OVERNIGHT COURIER, BY CERTIFIED
           BY REGULAR MAIL:                          OR REGISTERED MAIL, OR BY HAND:
   Investors Fiduciary Trust Company                Investors Fiduciary Trust Company
Attn: Piper Closed-End Funds (STS Group)         Attn: Piper Closed-End Funds (STS Group)
           P.O. Box 419432                            1004 Baltimore, Sixth Floor
   Kansas City, Missouri 64141-6432                 Kansas City, Missouri 64105-1802


                   DELIVERY OF THIS INSTRUMENT TO AN ADDRESSEE
                     OTHER THAN AS SET FORTH ABOVE DOES NOT
                           CONSTITUTE VALID DELIVERY.

Ladies and Gentlemen:

         The undersigned hereby tenders to American Opportunity Income Fund Inc. (the "Fund"), upon the terms and subject to the conditions set forth in its Notification of Offer to Repurchase dated October 16, 1997 and the related Letter of Transmittal (which together constitute the "Offer"), receipt of which are hereby acknowledged, the number of Shares specified below pursuant to the guaranteed delivery procedures set forth in Section 3 of the Notification of Offer to Repurchase.

                      Number of Shares Tendered: __________

Certificate Nos. (if available):              Name(s) of Record Holder(s):
                                ----------                                --------------
------------------------------------------    ------------------------------------------
------------------------------------------    ------------------------------------------

If Shares will be tendered by book-entry      Address:
transfer to Depository Trust Company,                 ----------------------------------
please check box:  [ ]                        ------------------------------------------
DTC Participant Number:                       ------------------------------------------
                       -------------------    ------------------------------------------
                                              Area Code and Telephone Number:
                                                                             -----------
                                              ------------------------------------------

         UNCERTIFICATED SHARES HELD IN FUND'S DIVIDEND REINVESTMENT PLAN

         The undersigned also tenders uncertificated Shares that may be held in the name(s) of the registered holder(s) by the Fund's transfer agent pursuant to the Fund's Dividend Reinvestment Plan. If neither of these boxes is checked, any such uncertificated Shares will NOT be tendered.

                              [ ] Yes      [ ] No

         If the undersigned answered "Yes" above, indicate the number of uncertificated Shares held by the Fund's transfer agent pursuant to the Fund's Dividend Reinvestment Plan that the undersigned desires to tender:

         [ ]    All

         [ ]    Partial tender (indicate number of Shares tendered, whole share
                amounts only:                    )
                             --------------------


Dated:                    , 1997
      --------------------                  ------------------------------------

                                            ------------------------------------
                                                         Signature(s)

                                    GUARANTEE

         The undersigned, a brokerage firm or financial institution that is a member of a securities approved medallion program, hereby guarantees to deliver to the Transfer Agent certificates representing the Shares tendered hereby, in proper form for transfer (or to tender Shares pursuant to the procedure for book-entry transfer into the Transfer Agent's account at Depository Trust Company if so specified on the first page of this Notice), together with a properly completed and duly executed Letter of Transmittal with any required signature guarantees, and any other required documents, within five New York Stock Exchange trading days after the date of receipt hereof by the Transfer Agent.

Name of Firm:
             -------------------------------------------------------------------
                                 (Please Print)

Authorized Signature:
                     -----------------------------------------------------------
Name:
     ---------------------------------------------------------------------------
                                 (Please Print)

Title:
      --------------------------------------------------------------------------

Address:
        ------------------------------------------------------------------------
                               (Include Zip Code)

Area Code and Telephone Number:
                               -------------------------------------------------

Dated:                      , 1997
      ----------------------

                                    OFFER BY

                      AMERICAN OPPORTUNITY INCOME FUND INC.

                     TO REPURCHASE FOR CASH UP TO 25% OF ITS
                             SHARES OF COMMON STOCK

                       THE REPURCHASE REQUEST DEADLINE IS
                  5:00 P.M., CENTRAL TIME, ON NOVEMBER 17, 1997


                                                                October 16, 1997


To Brokers, Dealers, Commercial Banks,
  Trust Companies and Other Nominees:

         We are enclosing herewith the material listed below relating to the offer of American Opportunity Income Fund Inc., a Minnesota corporation registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company (the "Fund"), to purchase up to 25% of its outstanding shares of common stock, par value $.01 per share (the "Shares"), upon the terms and conditions set forth in the Notification of Offer to Repurchase dated October 17, 1997 and in the related Letter of Transmittal (which together constitute the "Repurchase Offer"). The price to be paid for the Shares is an amount per Share, net to the seller in cash, equal to 100% of the net asset value per Share as determined by the Fund at the close of regular trading on the New York Stock Exchange on December 1, 1997, minus a repurchase fee equal to $.02 per Share.

         We are asking you to contact your clients for whom you hold Shares registered in your name (or in the name of your nominee) or who hold Shares registered in their own names. Please bring the Repurchase Offer to their attention as promptly as possible. No fees or commissions will be payable to brokers, dealers or other persons for soliciting tenders of Shares pursuant to the Offer. The Fund will, however, upon request, reimburse you for reasonable and customary mailing and handling expenses incurred by you in forwarding any of the enclosed materials to your clients. The Fund will pay all transfer taxes on its purchase of Shares, subject to Instruction 6, "Transfer Taxes," of the Letter of Transmittal. HOWEVER, BACKUP WITHHOLDING AT A 31% RATE MAY BE REQUIRED UNLESS EITHER AN EXEMPTION IS PROVED OR THE REQUIRED TAXPAYER IDENTIFICATION INFORMATION AND CERTIFICATIONS ARE PROVIDED. SEE SECTION 6, "TAX CONSEQUENCES," OF THE NOTIFICATION OF OFFER TO REPURCHASE AND INSTRUCTION 11, "BACKUP WITHHOLDING TAX," OF THE LETTER OF TRANSMITTAL.

         For your information and for forwarding to your clients, we are enclosing the following documents:

         1.       Notification of Offer to Repurchase dated October 16, 1997;

         2.       Letter of Transmittal;

         3.       Notice of Guaranteed Delivery; and

         4. Form of letter to clients which may be sent to your clients for whose accounts you hold Shares registered in your name (or in the name of your nominee).

         As described in the Notification of Offer to Repurchase under Section 3, "Procedures for Tendering Shares," tenders may be made without the concurrent deposit of stock certificates if (a) such tenders are made by or through a brokerage firm or financial institution that is a member of a securities approved medallion program; and (b) certificates for Shares (or a confirmation of a book-entry transfer of such Shares into the Transfer Agent's account at the Depository Trust Company), together with a properly completed and duly executed Letter of Transmittal and any other documents required by the Letter of Transmittal, are received by the Transfer Agent within five New York Stock Exchange trading days after receipt by the Transfer Agent of a properly completed and duly executed Notice of Guaranteed Delivery.

         As described in the Notification of Offer to Repurchase, if more than 25% of the Fund's outstanding Shares (the "Repurchase Offer Amount") are duly tendered prior to the Repurchase Request Deadline, the Fund may, but is not obligated to, increase the number of Shares that the Fund is offering to repurchase by an additional amount not to exceed 2% of the Fund's outstanding Shares. If the Fund determines not to repurchase such additional shares, or if Fund shareholders tender Shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding Shares, the Fund will repurchase Shares tendered on a pro rata basis.

         NEITHER THE FUND NOR ITS BOARD OF DIRECTORS MAKES ANY RECOMMENDATION TO ANY SHAREHOLDERS AS TO WHETHER TO TENDER ALL OR ANY SHARES.

         Any questions you have with respect to the Repurchase Offer or any requests for additional copies of the enclosed materials should be directed to the Information Agent, Shareholder Communications Corporation, at (212) 805-7113.

                                         Very truly yours,

                                         AMERICAN OPPORTUNITY
                                         INCOME FUND INC.


                                         Susan S. Miley
                                         Secretary




         NOTHING CONTAINED HEREIN OR IN THE ENCLOSED DOCUMENTS SHALL CONSTITUTE YOU OR ANY OTHER PERSON THE AGENT OF AMERICAN OPPORTUNITY INCOME FUND INC., THE INFORMATION AGENT OR THE TRANSFER AGENT OR AUTHORIZE YOU OR ANY OTHER PERSON TO MAKE ANY STATEMENTS OR USE ANY MATERIAL ON THEIR BEHALF WITH RESPECT TO THE REPURCHASE OFFER, OTHER THAN THE MATERIAL ENCLOSED HEREWITH AND THE STATEMENTS SPECIFICALLY SET FORTH IN SUCH MATERIAL.

                                    OFFER BY

                      AMERICAN OPPORTUNITY INCOME FUND INC.

                     TO REPURCHASE FOR CASH UP TO 25% OF ITS
                             SHARES OF COMMON STOCK

                       THE REPURCHASE REQUEST DEADLINE IS
                  5:00 P.M., CENTRAL TIME, ON NOVEMBER 17, 1997


                                                                October 16, 1997


To Our Clients:

         Enclosed for your consideration is the Notification of Offer to Repurchase, dated October 16, 1997, of American Opportunity Income Fund Inc., a Minnesota corporation registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company (the "Fund"). The Fund is offering to repurchase up to 25% of its outstanding shares of common stock, par value $.01 per share (the "Shares"), upon the terms and conditions set forth in the Notification of Offer to Repurchase.

         The Notification of Offer to Repurchase is being forwarded to you for your information only. You cannot tender Shares held by us for your account. A TENDER OF SUCH SHARES CAN BE MADE ONLY BY US AS THE HOLDER OF RECORD AND ONLY PURSUANT TO YOUR INSTRUCTIONS.

         Your attention is called to the following:

                  (1) The purchase price to be paid for the Shares is an amount per Share, net to the seller in cash, equal to 100% of the net asset value per Share as determined by the Fund at the close of regular trading on the New York Stock Exchange on December 1, 1997, minus a repurchase fee equal to $.02 per Share. Through the Repurchase Request Deadline, the current market price and net asset value of Fund Shares can be obtained from Shareholder Communications Corporation, the Fund's Information Agent, by calling (800) 733-8481, Ext. 408.

                  (2) The Fund's offer to repurchase its shares (the "Repurchase Offer") is not conditioned upon any minimum number of Shares being tendered.

                  (3) If the Repurchase Offer is not suspended or postponed, the Fund will purchase all Shares validly tendered prior to 5:00 p.m., Central Time, on the Repurchase Request Deadline, provided the number of Shares tendered by all shareholders does not exceed 25% of the Fund's outstanding Shares (the "Repurchase Offer Amount"). In the event more than 25% of the Fund's outstanding Shares are tendered, the Fund may, but is not obligated to, increase the number of Shares the Fund is offering to repurchase by an additional amount not to exceed 2% of the Fund's outstanding Shares. If the Fund determines not to repurchase such additional shares, or if Fund shareholders tender Shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding Shares, the Fund will repurchase Shares tendered on a pro rata basis.

                  (4) Tendering shareholders will not be obligated to pay brokerage commissions or, except as set forth under "Terms of Repurchase Offer--7. Transfer Taxes" in the Notification of Offer to Repurchase, stock transfer taxes on the purchase of Shares by the Fund pursuant to the Repurchase Offer.

                  (5) Your instructions to us should be forwarded in ample time before the Repurchase Request Deadline to permit us to submit a tender on your behalf.

         If you wish to have us tender any or all of your Shares, please so instruct us by completing, executing and returning to us the instruction form set forth below. If you authorize tender of your Shares, all such Shares will be tendered unless otherwise specified below. YOUR INSTRUCTIONS TO US SHOULD BE FORWARDED AS PROMPTLY AS POSSIBLE IN ORDER TO PERMIT US TO SUBMIT A TENDER ON YOUR BEHALF IN ACCORDANCE WITH THE TERMS AND CONDITIONS OF THE REPURCHASE OFFER.

         NEITHER THE FUND NOR THE BOARD OF DIRECTORS IS MAKING ANY RECOMMENDATION TO ANY SHAREHOLDER WHETHER TO TENDER OR REFRAIN FROM TENDERING SHARES IN THE REPURCHASE OFFER. EACH SHAREHOLDER IS URGED TO READ AND EVALUATE THE NOTIFICATION OF OFFER TO REPURCHASE CAREFULLY.

                                  INSTRUCTIONS

         The undersigned acknowledge(s) receipt of your letter and the enclosed Notification of Offer to Repurchase dated October 16, 1997 relating to the Repurchase Offer by American Opportunity Income Fund Inc. (the "Fund") to repurchase up to 25% of its outstanding shares of common stock, par value $.01 per share (the "Shares").

         This will instruct you to tender to the Fund the number of Shares indicated below (which are held by you for the account of the undersigned), upon the terms and subject to the conditions set forth in the Notification of Offer to Repurchase that you have furnished to the undersigned.

--------------------------------------------------------------------------------
                   AGGREGATE NUMBER OF SHARES TO BE TENDERED:
                    [ ] All Shares held for the undersigned;

                                       or

                              [ ] __________ Shares
                    (Enter number of Shares to be tendered.)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  SIGNATURE BOX


                    ----------------------------------------

                    ----------------------------------------
                                 (Signature(s))


          ------------------------------------------------------------

          ------------------------------------------------------------

          ------------------------------------------------------------
                     (Please print Name(s) and Address here)


          Area Code and Telephone No.
                                     ---------------------------------

          ------------------------------------------------------------
                Taxpayer Identification (Social Security) Number
--------------------------------------------------------------------------------

Date:
     ----------------